Additional Information Required by the Argentine Central Bank - Women and Disability in Group (Details)	Dec. 31, 2024 people
Disclosure of additional information [line items]
Total	9,183
Women	4,515
% of women	49.00%
Regular and Alternate Directors
Disclosure of additional information [line items]
Total	14
Women	2
% of women	14.00%
Regular and Alternate Trustees
Disclosure of additional information [line items]
Total	6
Women	1
% of women	17.00%
General, area and department Managers
Disclosure of additional information [line items]
Total	183
Women	59
% of women	32.00%
Rest of collaborators
Disclosure of additional information [line items]
Total	8,980
Women	4,453
% of women	50.00%